Other liabilities and provisions - Summary (Details) - EUR (€) € in Thousands	Mar. 31, 2018	Dec. 31, 2017
Other liabilities and provisions
Customer deposits		€ 373
Liabilities from VAT	€ 65	12
Employee bonus	310	303
Accruals for vacation and overtime	480	222
Accruals for licenses	111	140
Liabilities from payroll	250	236
Accruals for commissions	83	50
Accruals for compensation of Supervisory board	225	180
Accrual for warranty	295	286
Others	295	322
Total	€ 2,114	€ 2,124